                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter End: 06/30/09

                        Matrix VI Management Co., L.L.C.
                    Name of Institutional Investment Manager

1000 Winter Street, Suite 4500        Waltham          MA            02451
Business Address (Street)             (City)         (State)         (Zip)

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Timothy A. Barrows                         Authorized Member       781-890-2244
-------------------------------------   ----------------------   ---------------
(Name)                                          (Title)              (Phone)

Signature, Place and Date of Signing:


/s/ Timothy A. Barrows
-------------------------------------

Report Type:

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:   None
List of Other Included Managers:     None

Form 13F File Number:   Name:
---------------------   -----
No.

Form 13F Information Table Entry Total:          3
Form 13F Information Table Value Total:   $196,788

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                                INFORMATION TABLE

                           FORM 13F INFORMATION TABLE
                            AS OF DATE: June 30, 2009

         ITEM 1            ITEM 2       ITEM 3      ITEM 4             ITEM 5            ITEM 6     ITEM 7           ITEM 8
-----------------------   --------   -----------   --------   -----------------------   -------   ---------   --------------------
                                                                                                                VOTING AUTHORITY
                          TITLE OF                   VALUE      SHARES/    SH/   PUT/   INVSTMT     OTHER     --------------------
    NAME OF ISSUER          CLASS       CUSIP      (x$1000)     PRN AMT    PRN   CALL   DSCRETN   MANAGERS*   SOLE   SHARED   NONE
-----------------------   --------   -----------   --------   ----------   ---   ----   -------   ---------   ----   ------   ----
Airvana, Inc.              Common    00950V 10 1    64,963    10,262,760                  Sole       None     Sole
Netezza Corporation        Common    64111N 10 1    68,634     8,249,272                  Sole       None     Sole
Starent Networks, Corp.    Common    85528P 10 8    63,191     2,588,742                  Sole       None     Sole